UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22269
Investment Company Act File Number
Eaton Vance National Municipal Opportunities Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
National Municipal Opportunities Trust
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 1.0%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,500	$1,509,150
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,650	1,632,263

		$3,141,413

Education — 10.6%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,135,304
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)	12,000	13,465,560
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,640,730
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,281,370
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,090	1,196,242
University of Virginia, 5.00%, 6/1/40(2)	2,650	2,895,019

		$33,614,225

Electric Utilities — 9.7%
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	$3,650	$4,091,687
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,155,643
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,945,422
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,677,700
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,521,600
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)	9,000	9,572,310

		$30,964,362

General Obligations — 2.8%
California, 6.00%, 4/1/38	$5,750	$6,477,030
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,480,703

		$8,957,733

Health Care-Miscellaneous — 2.6%
New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$7,435	$8,187,719

		$8,187,719

Hospital — 19.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,071,748
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,087,650
Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,125,576
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,442,680
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,300	2,496,857
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,742,206
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,480,415
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,653,402
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,747,313
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,418,897
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,073,744
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,000	1,028,530
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,409,349
St. Paul, MN, Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	3,750	3,744,975

	Principal
	Amount
Security	(000’s omitted)	Value
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	$3,150	$3,126,060
Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,262,400
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	4,882,450

		$60,794,252

Housing — 4.2%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$11,205	$11,355,259
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,750	1,911,018

		$13,266,277

Industrial Development Revenue — 17.2%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,435,000
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,076,650
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,000	5,161,550
Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,304,980
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,420	3,975,305
Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	240	240,074
Goochland County, VA, Industrial Development Authority, (Nekoosa Packaging Corp.), (AMT), 5.65%, 12/1/25	145	145,016
Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,750	2,812,893
Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 6.65%, 4/1/32	1,000	1,002,810
Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,500	3,500,140
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,515	1,579,448
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	8,907,680
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	2,007,504
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	3,000	2,904,300
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,070	3,160,596
Owen County, KY, (American Water Project), 6.25%, 6/1/39	3,000	3,213,630
Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	380	390,936
Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	205	207,267
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	879,138
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	945	946,333
Virgin Islands, (HOVENSA, LLC), (AMT), 6.50%, 7/1/21	2,600	2,512,614
Virgin Islands Public Finance Authority, (HOVENSA Refinery), (AMT), 6.125%, 7/1/22	340	318,250

		$54,682,114

Insured-Industrial Development Revenue — 0.5%
New Jersey Economic Development Authority, (New Jersey-American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.375%, 5/1/32	$1,700	$1,703,655

		$1,703,655

Insured-Lease Revenue/Certificates of Participation — 0.9%
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$3,110	$2,929,589

		$2,929,589

Insured-Special Tax Revenue — 5.3%
Hesperia, CA, Community Redevelopment Agency, (XLCA), 5.00%, 9/1/25	$205	$181,314
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	295	197,237
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	3,006,600
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	4,488,000
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	130,405	9,150,519

		$17,023,670

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Transportation — 7.3%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$2,885	$3,061,908
Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	4,000	1,293,800
Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	500	139,960
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,180,840
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	4,189,500
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,000	2,106,300
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,335,836
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	4,480	1,078,336
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	1,745	392,590
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/37	4,775	932,844
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	655	655,020

		$23,366,934

Lease Revenue/Certificates of Participation — 0.7%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,219,940

		$2,219,940

Other Revenue — 4.3%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$510	$531,961
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	575	603,658
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	315	331,144
California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	12,950	356,513
Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	4,430	2,842,421
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	6,190	4,471,656
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	1,560	1,118,613
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	1,800	1,641,168
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,000	1,847,520

		$13,744,654

Senior Living/Life Care — 3.9%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,322,726
Bexar County, TX, Health Facilities Development Corp., (Army Retirement Residence Foundation Project), 6.20%, 7/1/45	2,000	2,076,880
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	497,411
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	967,402
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,449,625
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	497,785
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,596,304
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	509,550
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	150	149,990
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	938,250
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,501,225

		$12,507,148

Special Tax Revenue — 4.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,692,291
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,020	3,125,579
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	3,080	3,111,447
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	690	750,396
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	665	719,922
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	710	764,578

	Principal
	Amount
Security	(000’s omitted)	Value
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	$965	$954,211
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,615	1,762,983

		$12,881,407

Student Loan — 1.8%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$5,160	$5,772,750

		$5,772,750

Transportation — 9.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,365	$1,453,206
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	330,987
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	395,395
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	3,500	3,772,685
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,385	1,418,933
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	30,000	6,281,400
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,294,600
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	750	791,160
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,494,950
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,879,231
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,639,031

		$29,751,578

Water and Sewer — 6.8%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,384,420
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	583,363
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,557,526
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/29	2,000	2,249,080
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	12,852,333

		$21,626,722

Total Tax-Exempt Investments — 112.0% (identified cost $321,422,260)		$357,136,142

Other Assets, Less Liabilities — (12.0)%		$(38,334,708)

Net Assets — 100.0%		$318,801,434

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2011, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

		Texas	13.9%
		California	12.9%
		Others, representing less than 10% individually	73.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 5.8% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	175 U.S. 10-Year Treasury Note	Short	$(22,682,688)	$(22,946,875)	$(264,187)
3/12	125 U.S. 30-Year Treasury Bond	Short	(17,824,012)	(18,101,563)	(277,551)

					$(541,738)

At December 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $541,738.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$275,639,972

Gross unrealized appreciation	$37,438,692
Gross unrealized depreciation	(372,522)

Net unrealized appreciation	$37,066,170

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$357,136,142	$—	$357,136,142

Total Investments	$—	$357,136,142	$—	$357,136,142

Liability Description

Futures Contracts	$(541,738)	$—	$—	$(541,738)

Total	$(541,738)	$—	$—	$(541,738)

The Trust held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2012